CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Noncontrolling interests	Total
Beginning balance (in shares) at Dec. 31, 2022						8,700,885
Beginning balance at Dec. 31, 2022						$ 107,808
Convertible preferred stock
Conversion of convertible preferred stock and non-controlling interests to common stock (in shares)						(8,700,885)
Conversion of convertible preferred stock and non-controlling interests to common stock						$ (107,808)
Beginning balance (in shares) at Dec. 31, 2022	2,217,737
Beginning balance at Dec. 31, 2022	$ 2	$ 1,197	$ (41)	$ (158,223)	$ 14,395	(142,670)
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	128,716
Exercise of stock options		187				187
Stock-based compensation		2,316				2,316
Unrealized gain on marketable securities			440			440
Reclassification to net loss of previous unrealized gain on marketable securities			$ (399)			(399)
Issuance of common stock for cash in pre-closing financing (in shares)	3,730,608
Issuance of common stock for cash in pre-closing financing	$ 4	30,636				30,640
Issuance of common stock upon settlement of convertible promissory note, accrued interest, and related derivative liability (in shares)	5,059,338
Issuance of common stock upon settlement of convertible promissory note, accrued interest, and related derivative liability	$ 5	42,442				42,447
Issuance of common stock to Sesen Bio shareholders in reverse capitalization (in shares)	10,374,272
Issuance of common stock to Sesen Bio shareholders in reverse capitalization	$ 10	72,034				72,044
Conversion of convertible preferred stock and non-controlling interests to common stock (in shares)	18,872,711
Conversion of convertible preferred stock and non-controlling interests to common stock	$ 19	122,185			$ (14,395)	107,809
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	226,533
Sale of common stock under Open Market Sales Agreement, net of issuance costs		597				597
Net loss				(86,879)		(86,879)
Ending balance (in shares) at Dec. 31, 2023	40,609,915
Ending balance at Dec. 31, 2023	$ 40	271,594		(245,102)		26,532
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	1,579
Exercise of stock options		2				2
Stock-based compensation		1,057				1,057
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	931,250
Sale of common stock under Open Market Sales Agreement, net of issuance costs	$ 1	2,281				2,282
Net loss				(18,978)		(18,978)
Ending balance at Mar. 31, 2024	$ 41	274,934		(264,080)		10,895
Beginning balance (in shares) at Dec. 31, 2023	40,609,915
Beginning balance at Dec. 31, 2023	$ 40	271,594		(245,102)		26,532
Stockholders' (Deficit) Equity
Net loss						(30,140)
Ending balance at Jun. 30, 2024	$ 41	275,561		(275,242)		360
Beginning balance (in shares) at Dec. 31, 2023	40,609,915
Beginning balance at Dec. 31, 2023	$ 40	271,594		(245,102)		$ 26,532
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	3,810					3,810
Exercise of stock options		4				$ 4
Stock-based compensation		3,649				3,649
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	1,136,384
Sale of common stock under Open Market Sales Agreement, net of issuance costs	$ 1	2,382				2,383
Net loss				(60,477)		(60,477)
Ending balance (in shares) at Dec. 31, 2024	41,750,109
Ending balance at Dec. 31, 2024	$ 41	277,629		(305,579)		(27,909)
Beginning balance at Mar. 31, 2024	$ 41	274,934		(264,080)		10,895
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	2,231
Exercise of stock options		2				2
Stock-based compensation		625				625
Net loss				(11,162)		(11,162)
Ending balance at Jun. 30, 2024	$ 41	275,561		(275,242)		360
Beginning balance at Dec. 31, 2024	$ 41	277,629		(305,579)		(27,909)
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	37,987
Exercise of stock options		5				5
Stock-based compensation		508				508
Net loss				(9,266)		(9,266)
Ending balance at Mar. 31, 2025	$ 41	278,142		(314,845)		(36,662)
Beginning balance (in shares) at Dec. 31, 2024	41,750,109
Beginning balance at Dec. 31, 2024	$ 41	277,629		(305,579)		$ (27,909)
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)						37,987
Net loss						$ (19,040)
Ending balance at Jun. 30, 2025	41	278,573		(324,619)		(46,005)
Beginning balance at Mar. 31, 2025	41	278,142		(314,845)		(36,662)
Stockholders' (Deficit) Equity
Stock-based compensation		431				431
Net loss				(9,774)		(9,774)
Ending balance at Jun. 30, 2025	$ 41	$ 278,573		$ (324,619)		$ (46,005)